ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Subsidiaries and PRC Domestic Entities
Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	November 28, 2002	PRC	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	March 16, 2006	PRC	Provision of technology and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	March 14, 2006	PRC	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	June 5, 2007	PRC	Provision of technology and information consultancy services

Xinjiang Zhong Zhi Shu Ju Information Technology Co., Ltd. (“Xinjiang Zhong Zhi Shu Ju”)	August 10, 2017	PRC	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. ("Beijing Hong An")	January 1, 2011	PRC	Provision of technology and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("Beijing TuoShi")	March 1, 2011	PRC	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. ("Beijing Yi Ran Ju Ke")	September 10, 2011	PRC	Provision of marketing services, rental services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. ("Beijing Hua Ju Tian Xia")**	July 25, 2012	PRC	Provision of technology and information consultancy services

Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing Li Man Wan Jia Network Technology Co., Ltd. ("Beijing Li Man Wan Jia")	July 25, 2012	PRC	Provision of technology and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	January 6, 2012	PRC	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd.("Tianjin SouFun Network")	March 1, 2012	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. ("Wuhan Yi Ran Ju Ke")	December 13, 2013	PRC	Provision of real estate agency services and real estate information services

Hanzhou Ji Ju Real Estate Agents Co., Ltd. ("Hanzhou Ji Ju")	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Beijing Tianxia Dai Information service Co., Ltd.("Tianxia Dai Information")	April 9, 2014	PRC	Provision of finance information services

Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance")	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance")	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

Company	Date of Establishment	Place of Establishment	Principal Activities

Beijing Fang Tian Xia Decorative Engineering Co., Ltd.("Beijing Fang Tian Xia Decorative Engineering")	October 15, 2014	PRC	Provision of decorative engineering services

Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance")	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co. ,Ltd. ("Tianjin Jia Tian Xia Microfinance")	December 5, 2014	PRC	Provision of microfinance services

Beijing Fang Chao Real Estate Broking Co., Ltd.	March 6, 2015	PRC	Provision of real estate agency services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd.	March 9, 2015	PRC	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd.	April 7, 2015	PRC	Provision of real estate agency services

Shenzhen Fang Tian Xia Broking Co., Ltd.	April 13, 2015	PRC	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd.	May 21, 2015	PRC	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd.	April 30, 2015	PRC	Provision of real estate agency services

Company	Date of Establishment	Place of Establishment	Principal Activities

Nanchang Cun Fang Real Estate Broking Co., Ltd.	June 3, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd.	May 27, 2015	PRC	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd.	April 16, 2015	PRC	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd.	September 16, 2015	PRC	Provision of technology and information consultancy services

Fang Holdings Limited	August 7, 2000	Hong Kong	Investment holding

Hong Kong Property Network Limited ("HK Property")	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	Aug 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC ("Best Work")	March 14, 2011	United States of America	Investment holding

Carrying Amount of Assets and Liabilities
	As of December 31,
	2016	2017
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	18,352	50,948
Restricted cash, current	209,642	223,002
Short-term investments	2,595	19,838
Accounts receivable (net of allowance of US$19,013 and US$ 13,691 as of December 31, 2016 and 2017, respectively)	74,624	22,119
Funds receivable (net of allowance of US$2,322 and nil as of December 31, 2016 and 2017, respectively)	886	2,824
Commitment deposits (net of allowance of nil and US$206 as of December 31, 2016 and 2017, respectively)	6,527	5,876
Prepayments and other current assets	16,290	16,856

Total current assets	328,916	341,463

Non-current assets:
Property and equipment, net	34,452	275,601
Long-term investments	216,913	433,894
Deferred tax assets, non-current	270	2
Deposit for non-current assets	224,529	41,428
Other non-current assets	633	204
Land use right	-	34,951

Total non-current assets	476,797	786,080

Total assets	805,713	1,127,543

	As of December 31,
	2016	2017
	US$	US$
Current liabilities:
Short-term loans	22,734	59,820
Deferred revenue	21,744	27,095
Accrued expenses and other liabilities	106,459	54,516
Customer’s refundable fees	18,295	10,986
Income tax payable	199	1,325
Intercompany payable to the non PRC Domestic Entities	356,423	431,770

Total current liabilities	525,854	585,512

Non-current liabilities:
Long-term loans	65,190	55,958
Other non-current liabilities	-	37,936
Deferred tax liabilities, non-current	-	51,227

Total non-current liabilities	65,190	145,121

Total liabilities	591,044	730,633

Net assets	214,669	396,910

Result of Operations
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Total revenues	315,797	287,475	91,807
Net loss	(41,831)	(24,135)	(6,484)

Summary of Cash Flow Activities
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Net cash generated from (used in) operating activities	(61,480)	(790)	122,327
Net cash used in investing activities	(8,913)	(3,763)	(99,946)
Net cash generated from (used in) financing activities	95,078	(25,963)	8,142